Label	Element	Value
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.30%
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.90%
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.40%
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(11.80%)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(3.80%)